Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2026
Right-Of-Use Assets And Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

9. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for stores in Hong Kong with lease terms ranging from 2 to 3 years. As of March 31, 2025, the Company also leased a motor vehicle with a lease term of 36 months under a finance lease. The Company’s ROU assets and operating and finance lease liabilities recognized in the consolidated balances sheets consist of the following:

Operating leases

Supplemental balance sheets information related to operating leases was as follows:

	As of March 31,
	2026	2025
	US$	US$
Operating lease ROU assets
Cost	1,099,393	1,828,231
Less: accumulated amortization	(375,274)	(1,117,689)
ROU assets, net	724,119	710,542

	As of March 31,
	2026	2025
	US$	US$
Operating lease liabilities Current portion	366,660	474,739
Non-current portion	355,557	257,841
Total	722,217	732,580

During the years ended March 31, 2026, 2025 and 2024, the Company incurred lease expenses of approximately US$459,914, US$525,840 and US$723,210, respectively.

Other supplemental information about the Company’s operating leases as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	2.10	1.63
Weighted average discount rate (representing the incremental borrowing rates)	2.96%	3.38%

The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of March 31, 2026:

12 months ending March 31,	US$
2027	381,627
2028	238,972
2029	123,461
Total lease payments	744,060
Less: imputed interests	(21,843)
Operating lease liabilities on consolidated balance sheets	722,217

Finance lease

Supplemental balance sheet information related to finance leases was as follows:

	As of March 31,
	2026	2025
	US$	US$
Current finance lease obligation	—	13,641
Non-current portion finance lease obligation	—	100,192
Total	—	113,833

Other supplemental information about the Company’s finance leases as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	—	2.17
Weighted average discount rate (representing the effective explicit interest rate stipulated in the finance lease contract)	—	7.24%

During the year ended March 31, 2026, the Company early repaid the entire outstanding principal of its finance lease. Accordingly, the Company had no outstanding finance lease obligations as of March 31, 2026.